1933 Act File No. 33-43472
                                                      1940 Act File No. 811-6447


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   X

      Pre-Effective Amendment No.         .....................

      Post-Effective Amendment No.   43   ....................            X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           X

      Amendment No. 43    ....................................            X

                    FEDERATED FIXED INCOME SECURITIES, INC.
                   (formerly, Fixed Income Securities, Inc.)
               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

   _ _ immediately upon filing pursuant to paragraph (b) on ____________________ pursuant to paragraph (b)(1)(iii)
            60 days after filing pursuant to paragraph (a)(i)
    X       on February 1, 2007 pursuant to paragraph (a)(i)
            75 days after filing pursuant to paragraph (a)(ii) on _____________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies To:
Matthew G. Maloney, Esquire
Dickstein Shapiro LLP
1825 Eye Street, NW
Washington, DC  20006




PART C.      OTHER INFORMATION.

Item 23.  Exhibits

             (a)    (i)     Conformed copy of Articles of Incorporation
                            of the Registrant; (1)
                    (ii)    Conformed copy of Amendment No. 1 to the
                            Articles of Incorporation of the Registrant;
                            (12)
                    (iii)   Conformed copy of Amendment No. 2 to the
                            Articles of Incorporation of the Registrant;
                            (12)
                    (iv)    Conformed copy of Amendment No. 3 to the
                            Articles of Incorporation of the Registrant;
                            (12)
                    (v)     Conformed copy of Amendment No.4 to the
                            Articles of Incorporation of the Registrant;
                            (12)
                    (vi)    Conformed copy of Amendment No. 5 to the
                            Articles of Incorporation of the Registrant;
                            (12)
                    (vii)   Conformed copy of Amendment No. 6 to the
                            Articles of Incorporation of the Registrant;
                            (21)
                    (viii)  Conformed copy of Amendment No. 7 to the
                            Articles of Incorporation of the Registrant;
                            (21)
                    (ix)    Conformed copy of Amendment No. 8 to the
                            Articles of Incorporation of the Registrant;
                            (22)
                    (x)     Conformed copy of Amendment No. 9 to the
                            Articles of Incorporation of the Registrant;
                            (22)
                    (xi)    Conformed copy of Amendment No. 10 to the
                            Articles of Incorporation of the Registrant;
                            (22)
                    (xii)   Conformed copy of Amendment No. 11 to the
                            Articles of Incorporation of the Registrant;
                            (22)
                    (xiii)  Conformed copy of Amendment No. 12 to the
                            Articles of Incorporation of the Registrant;
                            (22)
                    (xiv)   Conformed copy of Amendment No. 13 to the
                            Articles of Incorporation of the Registrant;
                            (22)
                    (xv)    Conformed copy of Amendment No. 14 to the
                            Articles of Incorporation of the Registrant;
                            (22)
                    (xvi)   Conformed copy of Amendment No. 15 to the
                            Articles of Incorporation of the Registrant;
                            (22)
                    (xvii)  Conformed copy of Amendment No. 16 to the
                            Articles of Incorporation of the Registrant;
                            (23)
                    (xviii) Conformed copy of Amendment No. 17 to the
                            Articles of Incorporation of the Registrant;
                            (23)
                    (xix)   Conformed copies of Amendment Nos. 18-19 to
                            the Articles of Incorporation of the
                            Registrant; (42)
             (b)    (i)     Copy of By-Laws of the Registrant; (1)
                    (ii)    Copy of Amendment No. 1 to the By-Laws of
                            the Registrant; (21)
                    (iii)   Copy of Amendment No. 2 to the By-Laws of
                            the Registrant; (21)
                    (iv)    Copy of Amendment No. 3 to the By-Laws of
                            the Registrant; (21)
                    (v)     Copy of Amendment No. 4 to the By-Laws of
                            the Registrant; (21)
                    (vi)    Copy of Amendment No. 5 to the By-Laws of
                            the Registrant; (26)
                    (vii)   Copy of Amendment No. 6 to the By-Laws of
                            the Registrant; (27)
                    (viii)  Copy of Amendment No. 7 to the By-Laws of
                            the Registrant; (29)
                    (ix)    Copy of Amendment No. 8 to the By-Laws of
                            the Registrant; (30)
                    (x)     Copy of Amendment No. 9 to the By-Laws of
                            the Registrant; (42)
             (c)    (i)     Copy of Specimen Certificate for Shares of
                            Beneficial Interest of the Registrant; (1)
                    (ii)    Federated Limited Term Fund-Class A Shares
                            and Class F Shares; (18)
                    (iii)   Federated Limited Term Municipal Fund -
                            Class A Shares and Class F Shares; (18)
                    (iv)    Federated Strategic Income Fund - Class A
                            Shares, Class B Shares, Class C Shares and
                            Class F Shares; (18)
             (d)    (i)     Conformed copy of Investment Advisory
                            Contract of the Registrant; (7)
                    (ii)    Conformed copy of Exhibit A to Investment
                            Advisory Contract of the Registrant; (7)
                    (iii)   Conformed copy of Exhibit B to Investment
                            Advisory Contract of the Registrant; (7)
                    (iii)   Conformed copy of Exhibit C to Investment
                            Advisory Contract of the Registrant; (12)
                    (iv)    Conformed copy of Exhibit D to Investment
                            Advisory Contract of the Registrant; (9)
                    (v)     Conformed copy of Exhibit E to Investment
                            Advisory Contract of the Registrant; (10)
                    (vi)    Conformed copy of Exhibit F to Investment
                            Advisory Contract of the Registrant; (23)
                    (viii)  Conformed copy of Limited Power of Attorney
                            to Investment Advisory Contract of the
                            Registrant; (23)
                    (ix)    Conformed copy of Amendment to Investment
                            Advisory Contract between the registrant and
                            Federated Investment Management Company;
                            (24)
             (e)    (i)     Conformed copy of Distributor's Contract of
                            the Registrant through and including
                            Exhibits A-I; (14)
                    (ii)    Conformed copy of Exhibit J to Distributor's
                            Contract of the Registrant; (18)
                    (iii)   Conformed copy of Distributor's Contract of
                            the Registrant (Class B Shares); (20)
                    (iv)    Conformed copy of Exhibit K to Distributor's
                            Contract of the Registrant; (23)
                    (v)     Conformed copy of Exhibit L to Distributor's
                            Contract of the Registrant; (23)
                    (vi)    The Registrant hereby incorporates the
                            conformed copy of the specimen Mutual Funds
                            Sales and Service Agreement; Mutual Funds
                            Service Agreement; and Plan Trustee/Mutual
                            Funds Service Agreement from Item
                            24(b)(6)(ii)-(iv) of the Cash Trust Series
                            II Registration Statement on Form N-1A,
                            filed with the Commission on July 24, 1995.
                            (Files Nos. 33-38550 and 811-6269)
                    (vii)   Conformed copy of Amendment to Distributor's
                            Contract between Federated funds with Class
                            B Shares and Federated Securities Corp.;
                            (24)
                    (viii)  Amendment to Distributor's Contract between
                            Federated Fixed Income Securities, Inc. and
                            Federated Securities Corp.; (27)
             (f)            Not applicable;
             (g)    (i)     Conformed copy of Custodian Agreement of the
                            Registrant; (17)
                    (ii)    Conformed copy of Custodian Fee Schedule;
                            (19)
              (h)    (i)    Conformed copy of Amended and Restated Agreement for
                            Fund Accounting Services, Administrative Services,
                            Shareholder Transfer Agency Services and Custody
                            Services Procurement; (21)
                     (ii)   The Registrant hereby incorporates the
                            conformed copy of Amendment No. 2 to the
                            Amended & Restated Agreement for Fund
                            Accounting Services, Administrative
                            Services, Transfer Agency Services and
                            Custody Services Procurement from Item 23
                            (h)(v) of the Federated U.S. Government
                            Securities:  2-5 Years Registration
                            Statement on Form N-1A, filed with the
                            Commission on March 30, 2004. (File Nos. 2-
                            75769 and 811-3387);
                    (iii)   The Registrant hereby incorporates the
                            conformed copy of Amendment No. 3 to the
                            Amended & Restated Agreement for Fund
                            Accounting Services, Administrative
                            Services, Transfer Agency Services and
                            Custody Services Procurement from Item 23
                            (h)(v) of the Federated U.S. Government
                            Securities:  2-5 Years Registration
                            Statement on Form N-1A, filed with the
                            Commission on March 30, 2004. (File Nos. 2-
                            75769 and 811-3387);
                    (iv)    The Registrant hereby incorporates by
                            reference the conformed copy of the
                            Agreement for Administrative Services, with
                            Exhibit 1 and Amendments 1 and 2 attached,
                            between Federated Administrative Services
                            and the Registrant from Item 23(h)(iv)of the
                            Federated Total Return Series, Inc.
                            Registration Statement on Form N-1A, filed
                            with the Commission on November 29, 2004.
                            (File Nos. 33-50773 and 811-7115);
                    (v)     Conformed copy of Principal Shareholder
                            Servicer's Agreement (Class B Shares); (20)
                    (vi)    Conformed copy of Shareholder Services
                            Agreement (Class B Shares); (20)
                    (vii)   The responses described in Item 22 (e)(vi)
                            are hereby incorporated by reference.
                    (viii)  On behalf of Federated Strategic Income
                            Fund, the Registrant hereby incorporates the
                            conformed copy of the Shareholder Services
                            Sub-Contract between Fidelity and Federated
                            Shareholder Services from Item 24(b)(9)(iii)
                            of the Federated GNMA Trust Registration
                            Statement on Form N-1A filed with the
                            Commission on March 25, 1996. (File Nos. 2-
                            75670 and 811-3375);
                    (ix)    Amendment to Agreement for Fund Accounting
                            Services, Administrative Services, Transfer
                            Agency Services, and Custody Services
                            Procurement between Federated Investment
                            Companies and Federated Services Company;
                            (24)
                    (x)     The Registrant hereby incorporates the
                            conformed copy of the Second Amended and
                            Restated Services Agreement, with attached
                            Schedule 1 revised 6/30/04, from Item
                            (h)(vii) of the Cash Trust Series,  Inc.
                            Registration Statement on Form N-1A, filed
                            with the Commission on July 29, 2004. (File
                            Nos. 33-29838 and 811-5843)
                    (xi)    The Registrant hereby incorporates the
                            conformed copy of the Financial
                            Administration and Accounting Services
                            Agreement, with attached Exhibit A revised
                            6/30/04, from Item (h)(viii) of the Cash
                            Trust Series, Inc. Registration Statement on
                            Form N-1A, filed with the Commission on July
                            29, 2004. (File Nos. 33-29838 and 811-5843)
                    (xii)   The Registrant hereby incorporates the
                            conformed copy of Transfer Agency and
                            Service Agreement between the Federated
                            Funds and State Street Bank and Trust
                            Company from Item 23(h)(ix)of the Federated
                            Total Return Government Bond Fund
                            Registration Statement on Form N-1A, filed
                            with the Commission on April 28, 2005. (File
                            Nos. 33-60411 and 811-07309);
                    (xiii)  The Registrant hereby incorporates by
                            reference the conformed copy of Amendment
                            No. 3 to the Agreement for Administrative
                            Services between Federated Administrative
                            Services Company and the Registrant dated
                            June 1, 2005, from Item 23 (h) (ii) of the
                            Cash Trust Series, Inc. Registration
                            Statement on Form N-1A, filed with the
                            Commission on July 27, 2005. (File Nos. 33-
                            29838 and 811-5843);
                    (xiv)   The Registrant hereby incorporates the
                            conformed copy of Transfer Agency and
                            Service Agreement between the Federated
                            Funds and State Street Bank and Trust
                            Company from Item 23(h)(ix)of the Federated
                            Total Return Government Bond Fund
                            Registration Statement on Form N-1A, filed
                            with the Commission on April 28, 2006. (File
                            Nos. 33-60411 and 811-07309);
             (i)            Conformed copy of Opinion and Consent of
                            Counsel as to the legality of shares being
                            registered; (15)
             (j)            Conformed copy of Consent of Independent
                            Registered Public Accounting Firm; (42)
             (k)            Not applicable.
             (l)            Conformed copy of Initial Capital
                            Understanding; (2)
             (m)    (i)     Conformed copy of Distribution Plan
                            including Exhibits A through E; (29)
                    (ii)    The responses described in Item 22 (e)(vi)
                            are hereby incorporated by reference.
                    (iii)   Conformed copy of Exhibit 1 and Schedule A
                            of the Distribution Plan for the
                            Registrant's Class B Shares; (20)
             (n)    (i)     The Registrant hereby incorporates the Copy
                            of the Multiple Class Plan and attached
                            Exhibits from Item (n) of the Federated
                            Equity Income Fund Registration Statement on
                            Form N-1A, filed with the Commission on
                            January 27, 2006. (File Nos. 33-6901 and
                            811-4743)
                    (ii)    The Registrant hereby incorporates the Copy
                            of the Multiple Class Plan and attached
                            Exhibits from Item (n) of the Federated
                            Short-Term Municipal Trust Registration
                            Statement on Form N-1A, filed with the
                            Commission on August 28, 2006. (File Nos. 2-
                            72277 and 811-3181)
             (o)    (i)     Conformed copy of Power of Attorney of the
                            Registrant; (25)
                    (ii)    Conformed copy of Power of Attorney of the
                            Chief Investment Officer of the Registrant;
                            (23)
                    (iii)   Conformed copy of Power of Attorney of the
                            Treasurer of the Registrant (31)
                    (iv)    Conformed copy of Power of Attorney of a
                            Director of the Registrant (31)
                    (v)     Conformed copy of Power of Attorney of
                            Directors of the Registrant (42)
             (p)            The Registrant hereby incorporates the
                            conformed copy of the Code of Ethics for Access Persons from Item 23(p) of the Money
                            Market Obligations Trust Registration
                            Statement on Form N-1A filed with the
                            Commission on February 26, 2004. (File Nos.
                            33-31602 and 811-5950).
                    (i)     The Registrant hereby incorporates the
                            conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration
                            Statement on Form N-1A, filed with the
                            Commission on February 25, 2005.  (File Nos.
                            33-31602 and 811-5950);

 ______________________________

  + All exhibits are being electronically filed.

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed
       October 23, 1991.  (File Nos. 33-43472 and 811-6447)
2. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed
       December 19, 1991.  (File Nos. 33-43472 and 811-6447)
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed
       October 21, 1993.  (File Nos. 33- 43472 and 811-6447)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 on Form N-1A filed
       December 14, 1993.  (File Nos. 33- 43472 and 811-6447)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed
       April 4, 1994.  (File Nos. 33- 43472 and 811-6447)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed
       July 26, 1994.  (File Nos. 33-43472 and 811-6447)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed
       September 21, 1994.  File Nos. 33-43472 and 811-6447)
15. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 15 on Form N-1A filed
       January 27, 1995.  (File Nos. 33-43472 and 811-6447)
17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 18 on Form N-1A filed
       January 26, 1996.  (File Nos. 33- 43472 and 811-6447)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed
       January 28, 1997.  (File Nos. 33-43472 and 811-6447)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed
       November 25, 1997.  (File Nos. 33- 43472 and 811-6447)
20. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 22 on Form N-1A filed
       January 28, 1998.  (File Nos. 33-43472 and 811-6447)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 23 on Form N-1A filed
       December 1, 1998.  (File Nos. 33-43472 and 811-6447)
22. Response is incorporated by reference to Registrant's Post Effective Amendment No. 25 on Form N-1A filed
       January 28, 2000.  (File Nos. 33-43472 and 811-6447)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 27 on Form N-1A filed
       January 31, 2001.  (File Nos. 33-43472 and 811-6447)
24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed
       November 26, 2001.  (File Nos. 33-43472 and 811-6447)
25. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed
       November 25, 2002.  (File Nos. 33-43472 and 811-6447)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed January 29, 2003. (File Nos. 33-43472 and 811-6447)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed November 26, 2003. (File Nos. 33-43472 and 811-6447)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 35 on Form N-1A filed January 2, 2004. (File Nos. 33-43472 and 811-6447)
29. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed November 18, 2004. (File Nos. 33-43472 and 811-6447)
30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed November 28, 2005. (File Nos. 33-43472 and 811-6447)
31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed January 27, 2006. (File Nos. 33-43472 and 811-6447)
32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 42 on Form N-1A filed November 28, 2006. (File Nos. 33-43472 and 811-6447)

Item 24.     Persons Controlled by or Under Common Control with
             Registrant:

             None

Item 25.     Indemnification: (2)

Item 26.     Business and Other Connections of Investment Adviser:

             For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees and two of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are:
             Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

The remaining Officers of the investment adviser are:

President/ Chief Executive Officer
and Trustee:                                         John B. Fisher

Vice Chairman:                                       William D. Dawson, III

Senior Vice Presidents:                              J. Scott Albrecht
                                                     Joseph M. Balestrino
                                                     Jonathan C. Conley
                                                     Deborah A. Cunningham
                                                     Mark E. Durbiano
                                                     Donald T. Ellenberger
                                                     Susan R. Hill
                                                     Robert M. Kowit
                                                     Jeffrey A. Kozemchak
                                                     Mary Jo Ochson
                                                     Robert J. Ostrowski
                                                     Paige Wilhelm

Vice Presidents:                                     Todd A. Abraham
                                                     Randall S. Bauer
                                                     Nancy J.Belz
                                                     G. Andrew Bonnewell
                                                     Karol Crummie
                                                     Lee R. Cunningham, II
                                                     B. Anthony Delserone,Jr.
William Ehling  Eamonn G. Folan
                                                     Richard J. Gallo
                                                     John T. Gentry
                                                     Kathyrn P. Glass
                                                     Patricia L. Heagy
                                                     William R. Jamison
                                                     Nathan H. Kehm
                                                     John C. Kerber
                                                     J. Andrew Kirschler
                                                     Marian R. Marinack
                                                     Kevin McCloskey
                                                     John W. McGonigle
                                                     Natalie F. Metz
                                                     Thomas J. Mitchell
                                                     Joseph M. Natoli
                                                     Bob Nolte
                                                     Mary Kay Pavuk
                                                     Jeffrey A. Petro
                                                     John Polinski
                                                     Ihab L. Salib
                                                     Roberto Sanchez-Dahl, Sr.
                                                     John Sidawi
                                                     Michael W. Sirianni, Jr.
                                                     Christopher Smith
                                                     Timothy G. Trebilcock
                                                     Paolo H. Valle
                                                     Stephen J. Wagner
                                                     George B. Wright

Assistant Vice Presidents:                           Hanan Callas
                                                     Jerome Conner
                                                     James R. Crea, Jr.
                                                     Richard Cumberledge
                                                     Jason DeVito
                                                     Bryan Dingle
                                                     Timothy Gannon
                                                     James Grant
                                                     Tracey L. Lusk
                                                     Ann Manley
                                                     Karl Mocharko
                                                     Joseph Mycka
                                                     Nick Navari
                                                     Gene Neavin
                                                     Liam O'Connell
                                                     Rae Ann Rice
                                                     Brian Ruffner
                                                     Kyle D. Stewart
                                                     Mary Ellen Tesla
                                                     Nichlas S. Tripodes
                                                     Mark Weiss

Secretary:                                           G. Andrew Bonnewell

Treasurer:                                           Thomas R. Donahue


Assistant Treasurer:                                 Denis McAuley, III

             The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

Item 27.     Principal Underwriters:

             (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

                    Cash Trust Series, Inc.; Cash Trust Series II; Federated Adjustable Rate Securities Fund; Federated American Leaders Fund, Inc.; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Municipal Income Fund; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Intermediate Government Fund, Inc. Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal High Yield Advantage Fund, Inc.; Federated Managed Pool Series; Federated MDT Series; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Premier Intermediate Municipal Income Fund; Federated Premier Municipal Income Fund; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Government Bond Fund; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated World Investment Series, Inc.; Intermediate Municipal Trust; Edward Jones Money Market Fund and Money Market Obligations Trust.


         (b)

          (1)                          (2)                           (3)
Positions and Offices                                      Positions and Offices
  With Distributor                     Name                    With Registrant
_____________________           _________________          _____________________

Chairman:                       Richard B. Fisher          Vice Chairman

Executive Vice
Vice President, Assistant
Secretary and Director:         Thomas R. Donahue

President and Director:         Thomas E. Territ

Vice President and Director:    Peter J. Germain

Treasurer and Director:         Denis McAuley III

Senior Vice Presidents:         Michael Bappert
                                Richard W. Boyd
                                Laura M. Deger
                                Peter W. Eisenbrandt
                                Theodore Fadool, Jr.
                                Christopher Fives
                                James S. Hamilton
                                James M. Heaton
                                Harry J. Kennedy
                                Anne H. Kruczek
                                Amy Michaliszyn
                                Keith Nixon
                                Solon A. Person, IV
                                Colin B. Starks
                                Robert F. Tousignant
                                Paul Uhlman

Vice Presidents:                Irving Anderson
                                Dan Berry
                                John B. Bohnet
                                Edward R. Bozek
                                Jane E. Broeren-Lambesis
                                Daniel Brown
                                Bryan Burke
                                Mark Carroll
                                Dan Casey
                                Scott Charlton
                                Steven R. Cohen
                                James Conely
                                Kevin J. Crenny
                                G. Michael Cullen
                                Beth C. Dell
                                Ron Dorman
                                Donald C. Edwards
                                Lee England
                                Timothy Franklin
                                Jamie Getz
                                Scott Gundersen
                                Peter Gustini
                                Dayna C. Haferkamp
                                Raymond J. Hanley
                                Vincent L. Harper, Jr.
                                Bruce E. Hastings
                                Jeffrey S. Jones
                                Michael W. Koenig
                                Ed Koontz
                                Christopher A. Layton
                                Michael H. Liss
                                Michael R. Manning
                                Michael Marcin
                                Martin J. McCaffrey
                                Mary A. McCaffrey
                                Richard C. Mihm
                                Vincent T. Morrow
                                Doris T. Muller
                                Alec H. Neilly
                                Rebecca Nelson
                                John A. O'Neill
                                James E. Ostrowski
                                Stephen Otto
                                Brian Paluso
                                Mark Patsy
                                Robert F. Phillips
                                Josh Rasmussen
                                Richard A. Recker
                                Ronald Reich
                                Christopher Renwick
                                Diane M. Robinson
                                Brian S. Ronayne
                                Timothy A. Rosewicz
                                Thomas S. Schinabeck
                                Edward J. Segura
                                Peter Siconolfi
                                Edward L. Smith
                                John A. Staley
                                Mark Strubel
                                William C. Tustin
                                Michael Vahl
                                David Wasik
                                G. Walter Whalen
                                Stephen White
                                Jeff Wick
                                Lewis Williams
                                Edward J. Wojnarowski
                                Michael P. Wolff
                                Erik Zettlemayer
                                Paul Zuber

Assistant Vice Presidents:      Robert W. Bauman
                                Charles L. Davis, Jr.
                                William Rose

Secretary:                      C. Todd Gibson

Assistant Treasurer:            Lori A. Hensler
                                Richard A. Novak

The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

          (c)     Not applicable


Item 28.   Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:


Registrant                                 Reed Smith LLP
                                           Investment Management Group
                                           (IMG)
                                           Federated Investors Tower
                                           12th Floor
                                           1001 Liberty Avenue
                                           Pittsburgh, PA  15222-3779

                                           (Notices should be sent to
                                           the Agent for Services at
                                           above address)

                                           Federated Investors Funds
                                           5800 Corporate Drive
                                           Pittsburgh, PA  15237-7000

State Street Bank and                      P.O. Box 8600
Trust Company                              Boston, MA  02266-8600
("Custodian, Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                 Federated Investors Tower
("Administrator")                          1001 Liberty Avenue
                                           Pittsburgh, PA  15222-3779

Federated Investment                       Federated Investors Tower
Management Company                         1001 Liberty Avenue
("Adviser")                                Pittsburgh, PA  15222-3779

Item 29.     Management Services:      Not applicable.


Item 30.     Undertakings:

             Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Directors and the calling of special shareholder meetings by shareholders.

                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED FIXED INCOME SECURITIES, INC., has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 16th day of January 2007.

                    FEDERATED FIXED INCOME SECURITIES, INC.

                    BY: /s/ Andrew P.Cross
                    Andrew P. Cross, Assistant Secretary
                    January 16, 2007

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

           NAME                             TITLE                       DATE
By: /s/ Andrew P. Cross              Attorney In Fact           January 16, 2007
    Andrew P. Cross                  For the Persons
    ASSISTANT SECRETARY              Listed Below

    NAME                               TITLE

John F. Donahue*                     Director

J. Christopher Donahue*              President and Director
                                     (Principal Executive Officer)

Richard B. Fisher*                   Vice Chairman

John W. McGonigle*                   Executive Vice President and
Secretary

Richard A. Novak*                    Treasurer
                                     (Principal Financial Officer)

Thomas G. Bigley*                    Director

John T. Conroy, Jr.*                 Director

Nicholas P. Constantakis*            Director

John F. Cunningham*                  Director

Lawrence D. Ellis, M.D.*             Director

Peter E. Madden*                     Director

Charles F. Mansfield, Jr.*           Director

John E. Murray, Jr.*                 Director

Thomas O'Neill                       Director

Marjorie P. Smuts*                   Director

John S. Walsh*                       Director

James F. Will                        Director
* By Power of Attorney